SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	$ 680,305
Balance at the beginning of the period (in shares)	(76)
Balance at the end of the period	691,136	680,305
Balance at the end of the period (in shares)	78	76
Total Number of Shares Purchased	861	752	944
Average Price Paid Per Share (in dollars per share)	$ 29.02	$ 30.73	$ 25.16
Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	25,702	25,450	25,333
Balance at the beginning of the period (in shares)	37,011	36,649	36,479
Issuance of 3% stock dividend	763	761	753
Issuance of 3% stock dividend (in shares)	1,099	1,095	1,085
Conversion of Class B common shares to common shares	25	13	20
Conversion of Class B common shares to common shares (in shares)	36	19	29
Purchase and retirement of common shares	(598)	(522)	(656)
Purchase and retirement of common shares (in shares)	(861)	(752)	(944)
Balance at the end of the period	25,892	25,702	25,450
Balance at the end of the period (in shares)	37,285	37,011	36,649
Class B Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	15,455	15,018	14,601
Balance at the beginning of the period (in shares)	22,256	21,627	21,025
Issuance of 3% stock dividend	464	450	437
Issuance of 3% stock dividend (in shares)	667	648	631
Conversion of Class B common shares to common shares	(25)	(13)	(20)
Conversion of Class B common shares to common shares (in shares)	(36)	(19)	(29)
Balance at the end of the period	15,894	15,455	15,018
Balance at the end of the period (in shares)	22,887	22,256	21,627
Treasury Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	(1,992)	(1,992)	(1,992)
Balance at the beginning of the period (in shares)	(76)	(73)	(71)
Issuance of 3% stock dividend (in shares)	2	3	2
Balance at the end of the period	(1,992)	(1,992)	(1,992)
Balance at the end of the period (in shares)	78	76	73
Capital in Excess of Par Value
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	572,669	547,576	533,677
Issuance of 3% stock dividend	50,939	47,714	37,046
Purchase and retirement of common shares	(24,422)	(22,621)	(23,147)
Balance at the end of the period	$ 599,186	$ 572,669	$ 547,576